Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

(10) Fair Value Measurements

The three-tier value hierarchy the Company utilizes, which prioritizes the inputs used in the valuation methodologies, is:

Level 1—Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2—Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3—Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants.

The fair value of cash, accounts receivable and accounts payable approximate their carrying values. The fair value of cash equivalents are determined using the fair value hierarchy described above. Cash equivalents consisting of money market funds are valued based on quoted prices in active markets and as a result are classified as Level 1. The Company’s pension plan asset portfolio as of December 31, 2011 and 2010 is primarily invested in fixed income securities, which generally fall within Level 2 of the fair value hierarchy. Refer to Note 5 for pension fair value disclosures.

Fair Value Measurements of Debt

The fair value of the Company’s fixed rate debt as of December 31, 2011 was estimated to be $253,883 compared to a carrying value of $252,427. The fair value for the Senior Secured Notes is determined based on recent trades of the bonds and fall within level 2 of the fair value hierarchy. The fair value of the Convertible Notes, which fall within level 3 of the fair value hierarchy, is determined based on similar debt instruments that do not contain a conversion feature. The estimated fair value of the derivative liability for the conversion feature (refer to table below) is computed using a binomial lattice model using the Company’s historical volatility over the term corresponding to the remaining contractual term of the Convertible Notes and observed spreads of similar debt instruments that do not include a conversion feature. As of December 31, 2011, the estimated fair value of the Company’s debt outstanding under its revolving credit facilities, which falls within level 3 of the fair value hierarchy, is $32,918 compared to its carrying value of $36,000, assuming the current amount of debt outstanding at the end of the year was outstanding until the maturity of the Company’s facility in December 2015. Although borrowings could be materially greater or less than the current amount of borrowings outstanding at the end of the year, it is not practical to estimate the amounts that may be outstanding during the future periods since there is no predetermined borrowing or repayment schedule.

Fair Value Measurements of Commodity Hedges

During the second quarter of 2011, the Company implemented a commodity hedging program to mitigate risks associated with certain commodity price fluctuations. At December 31, 2011, the Company had executed forward contracts that extend through 2015. The counterparty to these contracts is not considered a credit risk by the Company. At December 31, 2011, the notional value associated with forward contracts was $15,486. The Company recorded losses of $2,377 during the year ended December 31, 2011 as a result of the decline in the fair value of the contracts during the period. Refer to Note 12 for letters of credit outstanding for collateral associated with commodity hedges.

The Company uses information which is representative of readily observable market data when valuing derivatives liabilities associated with commodity hedges. The derivative liabilities are classified as Level 2 in the table below.

The assets and liabilities measured at fair value on a recurring basis were as follows:

	September 30,	September 30,	September 30,	September 30,
	Level 1	Level 2	Level 3	Total

As of December 31, 2011:
Derivative liability for commodity hedges	$—	$2,331	$—	$2,331

Derivative liability for conversion feature associated with convertible debt	$—	$—	$26,440	$26,440

As of December 31, 2010:
Cash equivalents	$6,350	$—	$—	$6,350

The following reconciliation represents the change in fair value of Level 3 assets between December 31, 2010 and December 31, 2011:

September 30,
Derivative liability for conversion feature associated with convertible debt

Fair value as of December 31, 2010	$—
Fair value of debt on issuance date	22,449
Mark-to-market adjustment on conversion feature	3,991

Fair value as of December 31, 2011	$26,440